Payden Low Duration Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (22%
)
723,898 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 5.61%, 1/20/28 (a)(b) $ 720
1,317,953 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.75%,
2/16/37 (a)(b) 1,320
6,100,747 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (b)(c) 4,529
10,039,327 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 5.78%, 4/15/29 (a)(b) 9,975
11,400,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 1.150%), 5.62%, 8/19/38 (a)(b) 11,111
1,348,052 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (b) 1,275
8,683,859 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (b) 7,570
1,962,792 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
5.85%, 8/20/35 (a)(b) 1,935
2,900,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (b) 2,611
5,200,000 DataBank Issuer 2021-2A 144A, 2.40%,
10/25/51 (b) 4,623
15,900,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 5.71%, 10/15/30 (a)(b) 15,749
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (b) 6,447
7,650,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (b) 6,628
204,735 Drive Auto Receivables Trust 2020-1, 2.36%,
3/16/26  204
5,950,000 Drive Auto Receivables Trust 2021-3, 1.11%,
5/15/26  5,809
2,000,000 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (b) 1,886
5,250,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (b) 4,762
1,660,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  1,623
1,290,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  1,257
511,366 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (b)(c) 384
5,443,352 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 5.63%, 9/15/37 (a)
(b) 5,347
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.40%, 12/15/39 (a)(b) 3,670
245,667 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (b) 236
7,250,000 LCCM Trust 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 5.66%, 12/13/38 (a)(b) 7,067
1,080,796 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 5.85%, 10/20/27 (a)(b) 1,077
5,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 5.75%, 7/15/36 (a)(b) 5,120
14,908,358 Madison Park Funding XXV Ltd. 2017-25A
144A, (3 mo. LIBOR USD + 0.970%), 5.79%,
4/25/29 (a)(b) 14,747
2,385,404 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (b)(c) 1,776
Principal
or Shares Security Description
Value
(000)
1,961,899 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (b) $ 1,803
5,773,156 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (b) 4,944
6,060,655 Navient Private Education Refi Loan Trust 2022-
A 144A, 2.23%, 7/15/70 (b) 5,408
8,419,385 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (b) 7,617
14,920,960 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 0.950%), 5.74%,
7/15/29 (a)(b) 14,824
6,500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (b) 6,419
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 5.04%,
6/16/36 (a)(b) 8,196
2,910,254 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 5.48%,
2/20/28 (a)(b) 2,899
4,688,971 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 5.64%, 1/15/29 (a)(b) 4,655
3,373,392 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (b) 3,297
3,038,537 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 5.92%, 8/16/32 (b) 3,021
2,228,261 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (b) 2,210
1,243,811 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (b) 1,203
5,150,000 Santander Drive Auto Receivables Trust 2022-3,
3.40%, 12/15/26  5,070
4,331,958 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (b) 3,689
6,960,095 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (b) 5,927
4,515,917 Stack Infrastructure Issuer LLC 2019-1A 144A,
4.54%, 2/25/44 (b) 4,419
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (b) 4,017
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (b) 2,135
3,872,136 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
5.68%, 7/15/38 (a)(b) 3,860
13,318,589 TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.930%), 5.72%, 7/15/30 (a)(b) 13,208
5,527,081 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
6.05%, 10/15/34 (a)(b) 5,519
1,744,167 Vantage Data Centers Issuer LLC 2018-2A 144A,
4.20%, 11/15/43 (b) 1,708
2,366,292 Vantage Data Centers Issuer LLC 2019-1A 144A,
3.19%, 7/15/44 (b) 2,268
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (b) 5,885
3,700,000 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (b) 3,637
2,000,000 Westlake Automobile Receivables Trust 2021-
3A 144A, 2.12%, 1/15/27 (b) 1,834
4,455,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (b) 3,958
Total Asset Backed (Cost - $276,377)
263,088

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Corporate Bond (31%
)
Financial  (16%)
5,755,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  $ 5,586
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  4,782
2,190,000 Air Lease Corp. , 0.80%, 8/18/24  2,041
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  1,853
3,420,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (b) 3,400
1,980,000 Aviation Capital Group LLC 144A, 4.38%,
1/30/24 (b) 1,942
3,845,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (a) 3,720
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (a) 6,332
7,770,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (a) 7,264
3,610,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (a) 3,474
1,690,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,579
2,600,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  2,583
3,791,000 BPCE SA 144A, 5.70%, 10/22/23 (b) 3,789
3,245,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 3,284
1,430,000 Brighthouse Financial Global Funding 144A,
1.00%, 4/12/24 (b) 1,355
5,665,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (b) 5,265
4,645,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.546%), 5.61%, 9/29/26 (a) 4,721
2,540,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.450%), 6.06%, 10/24/25 (a) 2,578
2,565,000 Daimler Truck Finance North America LLC
144A, 5.20%, 1/17/25 (b) 2,579
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (b) 7,403
1,935,000 First Republic Bank , (U.S. Secured Overnight
Financing Rate + 0.620%), 1.91%, 2/12/24 (a) 1,930
2,030,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (a) 1,942
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) 3,761
1,380,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (b) 1,323
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (a) 3,300
2,460,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  2,387
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  2,004
655,000 iStar Inc. , 4.75%, 10/01/24  652
1,750,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 0.600%), 0.65%,
9/16/24 (a) 1,701
1,315,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.980%), 3.85%, 6/14/25 (a) 1,292
6,090,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.55%, 12/15/25 (a) 6,141
3,540,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (a) 3,478
1,220,000 KeyBank N.A. , 4.70%, 1/26/26  1,222
Principal
or Shares Security Description
Value
(000)
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) $ 3,164
6,245,000 Manufacturers & Traders Trust Co. , 4.65%,
1/27/26  6,236
12,090,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (a) 11,335
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (a) 4,649
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (a) 3,318
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (a) 2,067
6,205,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.560%), 1.16%, 10/21/25 (a) 5,784
2,905,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.770%), 6.14%, 10/16/26 (a) 2,994
3,045,000 National Bank of Canada , 5.25%, 1/17/25  3,066
6,390,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  6,365
2,160,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  2,036
1,520,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (b) 1,345
3,410,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.085%), 4.76%,
1/26/27 (a) 3,417
1,380,000 Radian Group Inc. , 6.63%, 3/15/25  1,382
4,400,000 Reliance Standard Life Global Funding II 144A,
3.85%, 9/19/23 (b) 4,367
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (b) 2,991
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (b) 2,565
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (b) 3,323
6,385,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  6,488
1,700,000 VICI Properties LP/VICI Note Co. Inc. 144A,
3.50%, 2/15/25 (b) 1,620
5,365,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (a) 5,243
3,525,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.560%), 4.54%, 8/15/26 (a) 3,492
193,910
Industrial  (12%)
6,780,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (b) 6,781
7,060,000 Boeing Co. , 1.43%, 2/04/24  6,806
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,380
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,328
3,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (b) 3,191
2,455,000 Elevance Health Inc. , 4.90%, 2/08/26  2,458
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,060
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,622
1,380,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,365
3,805,000 GE HealthCare Technologies Inc. 144A, 5.55%,
11/15/24 (b) 3,839
7,245,000 GE HealthCare Technologies Inc. 144A, 5.60%,
11/15/25 (b) 7,368
3,000,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  2,871

Principal
or Shares Security Description
Value
(000)
3,860,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  $ 3,608
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (b) 1,598
8,300,000 Glencore Funding LLC 144A, 4.63%,
4/29/24 (b) 8,242
580,000 Graphic Packaging International LLC , 4.13%,
8/15/24  571
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,386
1,760,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (b) 1,716
4,000,000 Hyundai Capital America 144A, 0.88%,
6/14/24 (b) 3,773
3,675,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (b) 3,434
1,660,000 Infor Inc. 144A, 1.45%, 7/15/23 (b) 1,625
1,380,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,389
6,075,000 Microchip Technology Inc. , 0.97%, 2/15/24  5,817
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (b) 3,543
6,545,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (b) 6,207
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  950
3,155,000 Pelabuhan Indonesia Persero PT 144A, 4.50%,
5/02/23 (b) 3,150
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,308
2,610,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (b) 2,445
1,655,000 Quanta Services Inc. , 0.95%, 10/01/24  1,541
2,945,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (b) 2,994
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (b) 4,832
960,000 Royalty Pharma PLC , 0.75%, 9/02/23  936
560,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  551
8,000,000 SMBC Aviation Capital Finance DAC 144A,
4.13%, 7/15/23 (b) 7,947
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (b) 7,952
1,380,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (b) 1,376
1,100,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  1,098
800,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  812
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  803
855,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  851
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,357
1,380,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,377
2,805,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (b) 2,726
1,605,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (b) 1,567
6,000,000 VW Credit Canada Inc. , 3.25%, 3/29/23
CAD (c) 4,498
2,590,000 Warnermedia Holdings Inc. 144A, 3.43%,
3/15/24 (b) 2,535
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,268
144,852
Utility  (3%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (b) 3,516
5,835,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (b) 5,627
Principal
or Shares Security Description
Value
(000)
3,000,000 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (b) $ 3,004
980,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (b) 915
1,380,000 EQT Corp. , 6.13%, 2/01/25  1,395
1,595,000 EQT Corp. , 5.68%, 10/01/25  1,599
3,619,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (b) 3,537
3,195,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (b) 3,124
4,000,000 Plains All American Pipeline LP/PAA Finance
Corp. , 3.60%, 11/01/24  3,904
6,812,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  6,853
2,120,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (b) 2,054
912,914 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (b) 907
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (b) 1,621
1,415,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (b) 1,398
3,800,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (b) 3,674
43,128
Total Corporate Bond (Cost - $396,327)
381,890
Mortgage Backed (11%
)
6,861,939 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 5.39%, 1/18/36 (a)(b) 6,599
3,232,981 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 5.31%, 9/25/31 (a)(b) 3,209
121,519,183 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (d) 1,768
2,567,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.194%), 5.67%, 10/15/36 (a)(b) 2,544
4,536,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.244%), 5.72%, 10/15/37 (a)(b) 4,445
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 0.899%), 5.36%, 10/15/36 (a)(b) 4,411
7,050,000 BXMT Ltd. 2021-FL4 144A, (1 mo. LIBOR
USD + 1.050%), 5.51%, 5/15/38 (a)(b) 6,954
22,266,354 Cantor Commercial Real Estate Lending 2019-
CF1, 1.13%, 5/15/52 (d) 1,063
9,002,025 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 6.51%,
6/15/34 (a)(b) 8,358
44,171,302 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (d) 1,496
53,844 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 6.61%,
9/25/39 (a)(b) 54
228,166 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 6.61%,
10/25/39 (a)(b) 228
3,645,382 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
11/25/39 (a)(b) 3,618
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 13.76%,
11/25/39 (a)(b) 3,940
396,203 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 6.56%,
1/25/40 (a)(b) 397

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
900,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 8.16%,
2/25/40 (a)(b) $ 908
2,753,777 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 6.86%,
7/25/42 (a)(b) 2,785
2,860,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 5.69%, 5/15/36 (a)(b) 2,833
2,414,027 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 5.86%, 4/25/34 (a)(b) 2,409
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.31%,
11/25/41 (a)(b) 12,465
14,354,706 FHLMC Multifamily Structured Pass-Through
Certificates K727, 2.95%, 7/25/24  13,977
8,740,160 Freddie Mac REMIC 5057, 1.00%, 4/15/54  7,887
516,896 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 5.01%,
8/25/33 (a)(b) 516
1,996,544 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.16%,
9/25/41 (a)(b) 1,928
177,888 Freddie Mac STACR REMIC Trust 2019-HQA4
144A, (1 mo. LIBOR USD + 2.050%), 6.56%,
11/25/49 (a)(b) 178
380,749 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 6.21%,
1/25/50 (a)(b) 380
642,976 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 6.41%,
1/25/50 (a)(b) 642
429,200 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 6.36%,
2/25/50 (a)(b) 429
478,912 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 7.61%,
3/25/50 (a)(b) 490
232,117 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 6.46%,
10/25/49 (a)(b) 232
1,109,639 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 15.76%, 10/25/29 (a) 1,141
1,450,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (a) 1,495
1,302,101 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 5.56%, 1/25/34 (a)(b) 1,301
5,000,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 5.62%, 7/15/36 (a)(b) 4,895
2,683,602 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (b)(d) 2,561
1,979,484 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (b)(d) 1,896
Principal
or Shares Security Description
Value
(000)
1,709,522 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (b)(d) $ 1,612
3,000,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 5.91%, 4/25/34 (a)(b) 2,969
8,450,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 5.29%, 3/15/36 (a)(b) 8,116
4,364,264 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (b)(d) 3,813
1,265,426 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 6.16%, 11/25/31 (a)(b) 1,252
404,547 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 6.16%, 4/25/43 (a)(b) 405
650,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 15.01%, 2/25/47 (a)(b) 698
Total Mortgage Backed (Cost - $136,335)
129,297
Municipal (1%
)
10,600,000 California Earthquake Authority A, 5.39%,
7/01/23  10,596
3,000,000 California Earthquake Authority A, 5.60%,
7/01/27  3,058
Total Municipal (Cost - $13,600)
13,654
U.S. Treasury (35%
)
19,731,000 U.S. Treasury Note , 2.75%, 5/31/23 (e) 19,597
815,000 U.S. Treasury Note , 2.63%, 4/30/24  794
4,000,000 U.S. Treasury Note , 0.25%, 6/15/24  3,773
6,485,000 U.S. Treasury Note , 2.88%, 6/30/24  6,349
6,945,000 U.S. Treasury Note , 3.13%, 8/31/24  6,821
10,145,000 U.S. Treasury Note , 0.75%, 11/15/24  9,528
48,500,000 U.S. Treasury Note , 4.38%, 11/30/24  48,665
46,201,000 U.S. Treasury Note , 1.50%, 2/15/25  43,793
995,000 U.S. Treasury Note , 1.13%, 2/28/25  936
81,055,000 U.S. Treasury Note , 2.63%, 4/15/25  78,543
24,985,000 U.S. Treasury Note , 2.88%, 5/15/25  24,271
84,990,000 U.S. Treasury Note , 3.00%, 7/15/25  82,998
3,075,000 U.S. Treasury Note , 3.00%, 8/15/25  3,012
60,243,000 U.S. Treasury Note , 4.38%, 11/15/25  61,147
41,200,000 U.S. Treasury Note , 3.88%, 1/15/26  41,200
Total U.S. Treasury (Cost - $438,778)
431,427
Investment Company (0%
)
1,078,987 Payden Cash Reserves Money Market Fund *
(Cost - $1,079)
1,079
Total Investments (Cost - $1,262,496) (100%)
1,220,435
Other Assets, net of Liabilities (0%)
5,436
Net Assets (100%) $ 1,225,871
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 11,776
USD  8,720 HSBC Bank USA, N.A. 03/15/2023 $ 133
GBP 21
USD  25 HSBC Bank USA, N.A. 03/15/2023 1
USD 4,699
CAD  6,098 Citibank, N.A. 03/29/2023 115
USD 15,611
CAD  20,466 HSBC Bank USA, N.A. 03/15/2023 225

Liabilities:
USD 24 GBP  21 HSBC Bank USA, N.A. 03/15/2023 (2)
Net Unrealized Appreciation (Depreciation)
$472
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 664 Sep-23 $ 157,700 $ (6,866) $ (6,866)
U.S. Treasury 2-Year Note Future 549 Mar-23 112,901 68 68
a a
(6,798)
Short Contracts:
U.S. Treasury 5-Year Note Future 553 Mar-23 (60,411) (564) (564)
a a
Total Futures
$(7,362)